Restructuring, Acquisition and Integration-Related Costs	3 Months Ended
Mar. 31, 2013
Restructuring and Related Activities [Abstract]
Restructuring, Acquisition and Integration-Related Costs
Restructuring, Acquisition and Integration-Related Costs

Restructuring, acquisition and integration-related costs consist of costs related to EarthLink’s restructuring, acquisition and integration-related activities. Such costs include: 1) severance and retention costs; 2) integration-related costs, such as system conversion, rebranding costs and integration-related consulting and employee costs; 3) transaction-related costs, which are direct costs incurred to effect a business combination, such as advisory, legal, accounting, valuation and other professional fees; and 4) facility-related costs, such as lease termination and asset impairments. Restructuring, acquisition and integration-related costs are expensed in the period in which the costs are incurred and the services are received and are included in restructuring, acquisition and integration-related costs in the Condensed Consolidated Statements of Comprehensive Income (Loss).  Restructuring, acquisition and integration-related costs consisted of the following during the three months ended March 31, 2012 and 2013:

	Three Months Ended
	March 31,
	2012	2013
	(in thousands)
Severance and retention costs	$1,547	$4,588
Integration-related costs	1,151	5,002
Transaction-related costs	839	104
Facility-related costs	165	1,568
Legacy plan restructuring costs	(181)	—
Restructuring, acquisition and integration-related costs	$3,521	$11,262

During the three months ended March 31, 2013, the Company restructured its sales organization in order to better meet the needs of the IT services market, which resulted in a reduction in the Company's sales workforce and some office closings. As a result, the Company recorded $2.2 million of severance costs and $0.6 million of facility-related costs, which is included in restructuring, acquisition and integration-related costs in the Condensed Consolidated Statement of Comprehensive Loss.